Transactions with Related Parties - Allseas (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	May. 31, 2015 USD ($)	May. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	May. 31, 2014 USD ($)	May. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate	1.0887								1.0887
Due from related parties	$ 3,322,946				$ 3,427,398
Allseas Marine - Management Agreements
Related Party Transaction [Line Items]
Daily management fee	706	€ 648.93	$ 704	€ 646.99		$ 701	€ 643.77
Vessel pre-delivery services lump-sum fee	15,000
Superintendents Management fee payable	544	500
Allseas Marine - Executive Services Agreement
Related Party Transaction [Line Items]
Annual executive services fee payable	$ 2,200,000
Number of instalments	12								12
Incentive compensation for executive services	$ 543,150				739,560			$ 813,000
Allseas Marine - Accounting Agreement
Related Party Transaction [Line Items]
Annual fee payable for financial accounting services	272,175	€ 250,000
Annual fee per vessel payable for Financial reporting services	30,000
Allseas Marine S.A.
Related Party Transaction [Line Items]
Compensation for involuntary termination of contract	3,266,100								€ 3,000,000
Due from related parties	$ 3,322,946				$ 3,427,398